Schedule of share capital shares (Details) - GBP (£)	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share capital	£ 397,978	£ 397,493
Share premium	18,134,171	16,597,811
Total share capital and premium	£ 18,532,149	£ 16,995,304
Total Ordinary shares outstanding at the end of the period	6,594,253	1,744,913
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total Ordinary shares outstanding at the end of the period	5,799,298	949,958
Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Total Ordinary shares outstanding at the end of the period	794,955	794,955